ORDINARY SHARES ISSUANCE	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES ISSUANCE
20.	ORDINARY SHARES ISSUANCE

In July 2009, the Company completed a public offering of 345,000 ordinary shares for total proceeds of $3,624, before offering costs of $976.

In October 2009, the Company issued 106,820, 106,820, 106,820 ordinary shares to Cypress Hill Holdings Limited, Fortune Sea International Limited and Million International Limited, respectively, as part of the consideration for the acquisition of Chosen.

In October 2009, the Company issued 95,590 ordinary shares to Wireless Info Tech Limited as part of the consideration for the acquisition of WIT.

In October 2009, the Company issued 6,163 ordinary shares to Xiang Liu as part of the consideration for the acquisition of Guangzhou Kernel Technology Limited (“Kernel”).

In January 2010, one of our employees was suspected to be in violation of the non-compete agreement (signed with the Company in connection with an acquisition in 2007) and his employment with the Company was terminated. This caused certain potential losses to the Group relating to certain accounts receivable balance. As a result, the employee entered into a settlement agreement with the Company in March 2010 and agreed to return his ordinary shares of 27,772 to the Group as compensation. The fair value of the ordinary shares was $537 as of the settlement date, and was recorded in the consolidated statements of operations to net off a related $537 provision for doubtful accounts. The shares were canceled immediately after they were returned to the Company.

In June 2010, the Company issued 51,084 ordinary shares for future delivery to the employees and non-employees directors upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In July 2010, the Company issued 1,089,064 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In November 2010, the Company issued 1,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 19.

In November 2010, the Company issued 26,442 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as a part of the consideration for the acquisition of TP as set out in Note 4.

In November 2010, the Company completed a public offering of 2,530,000 ordinary shares for total proceeds of $89,226, net of offering costs of $590.

In November 2011, the Company issued 55,944 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as part of the consideration for the acquisition of TP as set out in Note 4.

In November 2011, the Company issued 44,642 ordinary shares to Honour Sky Limited & Alliance Glory Investments Limited, respectively, as a part of the consideration for the acquisition of VanceInfo Financial Service as set out in Note 4.

In November 2011, the Company issued 50,746 ordinary shares to Extra Bright Trading Limited & Green Beauty Action Limited, respectively, as part of the consideration for the acquisition of Lifewood as set out in Note 4.

In November 2011, the Company issued 6,721 ordinary shares to Think Consultig Limited & Red Pine Technology Service Limited as part of the consideration for the acquisition of Oracle consulting and implementation service business as set out in Note 4.